Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Short-term investments

Short-term investments consist of GIC’s with originally maturity dates of 90 days to one year from the date of purchase. As at December 31, 2020 and 2019 all GIC’s had less than one year left before maturity. For December 31, 2020, interest rates ranged from 0.50% to 1.75%. For December 31, 2019, interest rates ranged from 1.70% to 2.15%.

	December 31,	December 31,
Days to maturity	2020	2019
Less than 90 days	$191,261	$1,754,302
91 to 183 days	-	1,218,724
184 days to one year	150,000	808,486
	341,261	3,781,512